Issued capital and reserves - Disclosure of Reconciliation of Share Capital (Details) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares issued, beginning of period	250,025,698	240,087,730
Number of shares issued, end of period	251,126,874	250,025,698	240,087,730
Other equity
Disclosure of classes of share capital [line items]
Number of shares issued, beginning of period	250,025,700	240,087,700	210,323,500
Issuance of share capital Global Blue Group Holding A.G.		9,090,900	29,764,300
Issuance of treasury shares by Global Blue Group Holding A.G.			104,100
Cancellation of preference shares by Global Blue Group Holding A.G.			(104,100)
Issuance of preference shares B to CK Opportunities Wolverine Sarl (Paid-in-kind dividend)	1,101,200	847,100
Number of shares issued, end of period	251,126,900	250,025,700	240,087,700
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning of period	210,317,792	201,226,883
Number of shares issued, end of period	210,317,792	210,317,792	201,226,883
Ordinary shares | Other equity
Disclosure of classes of share capital [line items]
Number of shares issued, beginning of period	210,317,800	201,226,900	192,535,000
Issuance of share capital Global Blue Group Holding A.G.		9,090,909	8,587,786
Issuance of treasury shares by Global Blue Group Holding A.G.			104,135
Cancellation of preference shares by Global Blue Group Holding A.G.			0
Issuance of preference shares B to CK Opportunities Wolverine Sarl (Paid-in-kind dividend)	0	0
Number of shares issued, end of period	210,317,800	210,317,800	201,226,900
Preference shares A | Other equity
Disclosure of classes of share capital [line items]
Number of shares issued, beginning of period	17,684,400	17,684,400	17,788,500
Issuance of share capital Global Blue Group Holding A.G.		0	0
Issuance of treasury shares by Global Blue Group Holding A.G.			0
Cancellation of preference shares by Global Blue Group Holding A.G.			(104,135)
Issuance of preference shares B to CK Opportunities Wolverine Sarl (Paid-in-kind dividend)	0	0
Number of shares issued, end of period	17,684,400	17,684,400	17,684,400
Preference shares B | Other equity
Disclosure of classes of share capital [line items]
Number of shares issued, beginning of period	22,023,500	21,176,500	0
Issuance of share capital Global Blue Group Holding A.G.		0	21,176,470
Issuance of treasury shares by Global Blue Group Holding A.G.			0
Cancellation of preference shares by Global Blue Group Holding A.G.			0
Issuance of preference shares B to CK Opportunities Wolverine Sarl (Paid-in-kind dividend)	1,101,176	847,059
Number of shares issued, end of period	23,124,700	22,023,500	21,176,500